PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	December 31,
	2016	2015
Cost:
Computers and electronic equipment	$28	$36
Clinical and medical equipment	119	119

	147	155
Accumulated depreciation:
Computers and electronic equipment	20	13
Clinical and medical equipment	66	49

	86	62

Depreciated cost	$61	$93

*)	Represents an amount lower than 1$.